Expense Example	Oct. 24, 2025 USD ($)
Ocean Park Domestic ETF | Ocean Park Domestic ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	1,383
Expense Example, with Redemption, 10 Years	3,139
Ocean Park International ETF | Ocean Park International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	2,314
Expense Example, with Redemption, 5 Years	4,253
Expense Example, with Redemption, 10 Years	8,122
Ocean Park Diversified Income ETF | Ocean Park Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,593
Expense Example, with Redemption, 10 Years	3,584
Ocean Park High Income ETF | Ocean Park High Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	951
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	$ 4,031